SHAREHOLDERS' DEFICIT (Detail Textuals 5)			3 Months Ended	12 Months Ended
	Mar. 14, 2016 USD ($) Subscription_Unit $ / shares shares	Feb. 02, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Stockholders Equity Note [Line Items]
Exercise price of warrants | $ / shares		$ 0.15
Number of shares issuance right under warrant subscripted		800
Number of basic subscription right | Subscription_Unit	17
Number of over subscription right | Subscription_Unit	0
Proceeds from exercise of subscription Units | $	$ 4,080
Gross proceeds from sale of preferred stock and warrants | $	$ 4,080		$ 4,080	$ 4,080	$ 1,899,999
Right offering
Stockholders Equity Note [Line Items]
Number of share offered through right offering		16,615
Subscription Price | $		$ 240
Gross proceeds from sale of preferred stock and warrants | $		$ 2,500,000
Series A Convertible Preferred Stock
Stockholders Equity Note [Line Items]
Number of shares held		831
Series B Convertible Preferred Stock
Stockholders Equity Note [Line Items]
Exercise price of warrants | $ / shares	$ 0.15
Number of shares issuance right under warrant subscripted		80
Number of shares issued	1,360
Number of common stock shares called by warrants	13,600
Number of shares held		830